Income Taxes - After Offsetting, Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
After Offsetting, Deferred Tax Assets and Liabilities
Presented as deferred tax assets	€ 7,230	€ 6,799
Presented as deferred tax liabilities	512	346
Net deferred tax assets	€ 6,718	€ 6,453